Offsets	Nov. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93827
Initial Filing Date	Dec. 01, 2025
Fee Offset Claimed	$ 179.53
Offset Note	Issuer is a feeder fund in a master-feeder structure and invests substantially all of its assets in Destiny Alternative Fund LLC (the "Master Fund"). All Units repurchased from investors of the Issuer by the Issuer, if any, will have corresponding repurchases of limited liability company interests of the Master Fund from the Issuer. The Master Fund pays tender offer registration fees for its corresponding tender offer, which is also subject to Rule 13e-4. Issuer avails itself of SEC staff no-action relief applicable to feeder -funds for fees on shares they offer to repurchase from the public. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC No-Action Letter (pub. avail. April 19, 2017).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Destiny Alternative Fund LLC
Form or Filing Type	SC TO
File Number	005-93827
Filing Date	Dec. 01, 2025
Fee Paid with Fee Offset Source	$ 276.20